Defined benefit plans (Detail 10) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Swiss defined benefit plan
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 19,333	$ 16,957
Plan asset allocation %	100.00%	100.00%
Swiss defined benefit plan | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 62	$ 183
Plan asset allocation %	0.00%	1.00%
Swiss defined benefit plan | Real estate / property - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 2,426	$ 2,130
Plan asset allocation %	13.00%	13.00%
Swiss defined benefit plan | Real estate / property - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 576	$ 517
Plan asset allocation %	3.00%	3.00%
Swiss defined benefit plan | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 489	$ 418
Plan asset allocation %	3.00%	2.00%
Swiss defined benefit plan | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 4,526	$ 4,017
Plan asset allocation %	23.00%	24.00%
Swiss defined benefit plan | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 2,605	$ 2,117
Plan asset allocation %	13.00%	12.00%
Swiss defined benefit plan | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 4,073	$ 3,395
Plan asset allocation %	21.00%	20.00%
Swiss defined benefit plan | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 668	$ 598
Plan asset allocation %	3.00%	4.00%
Swiss defined benefit plan | Investment funds - Real estate - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 45	$ 0
Plan asset allocation %	0.00%	0.00%
Swiss defined benefit plan | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 3,004	$ 2,864
Plan asset allocation %	16.00%	17.00%
Swiss defined benefit plan | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 859	$ 718
Plan asset allocation %	4.00%	4.00%
Swiss defined benefit plan | Quoted in an active market
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 12,652	$ 10,724
Swiss defined benefit plan | Quoted in an active market | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	62	183
Swiss defined benefit plan | Quoted in an active market | Real estate / property - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
Swiss defined benefit plan | Quoted in an active market | Real estate / property - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
Swiss defined benefit plan | Quoted in an active market | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	489	418
Swiss defined benefit plan | Quoted in an active market | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	3,283	2,794
Swiss defined benefit plan | Quoted in an active market | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	2,605	2,117
Swiss defined benefit plan | Quoted in an active market | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	4,073	3,395
Swiss defined benefit plan | Quoted in an active market | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	668	598
Swiss defined benefit plan | Quoted in an active market | Investment funds - Real estate - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
Swiss defined benefit plan | Quoted in an active market | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	1,094	867
Swiss defined benefit plan | Quoted in an active market | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	378	351
Swiss defined benefit plan | Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	6,681	6,233
Swiss defined benefit plan | Other | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
Swiss defined benefit plan | Other | Real estate / property - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	2,426	2,130
Swiss defined benefit plan | Other | Real estate / property - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	576	517
Swiss defined benefit plan | Other | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
Swiss defined benefit plan | Other | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	1,244	1,222
Swiss defined benefit plan | Other | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
Swiss defined benefit plan | Other | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
Swiss defined benefit plan | Other | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
Swiss defined benefit plan | Other | Investment funds - Real estate - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	45	0
Swiss defined benefit plan | Other | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	1,910	1,997
Swiss defined benefit plan | Other | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	481	367
UK defined benefit plan
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 2,720	$ 2,488
Plan asset allocation %	100.00%	100.00%
UK defined benefit plan | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ (27)	$ 104
Plan asset allocation %	(1.00%)	4.00%
UK defined benefit plan | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 2,375	$ 1,729
Plan asset allocation %	87.00%	69.00%
UK defined benefit plan | Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 357	$ 297
Plan asset allocation %	13.00%	12.00%
UK defined benefit plan | Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 0	$ 7
Plan asset allocation %	0.00%	0.00%
UK defined benefit plan | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 12	$ 22
Plan asset allocation %	0.00%	1.00%
UK defined benefit plan | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 234	$ 366
Plan asset allocation %	9.00%	15.00%
UK defined benefit plan | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 348	$ 457
Plan asset allocation %	13.00%	18.00%
UK defined benefit plan | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 6	$ 1
Plan asset allocation %	0.00%	0.00%
UK defined benefit plan | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 97	$ 90
Plan asset allocation %	4.00%	4.00%
UK defined benefit plan | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 93	$ 114
Plan asset allocation %	3.00%	5.00%
UK defined benefit plan | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 61	$ 64
Plan asset allocation %	2.00%	3.00%
UK defined benefit plan | Investment funds - Real estate - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 16	$ 36
Plan asset allocation %	1.00%	1.00%
UK defined benefit plan | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 64	$ (280)
Plan asset allocation %	2.00%	(11.00%)
UK defined benefit plan | Repurchase agreements
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ (947)	$ (612)
Plan asset allocation %	(35.00%)	(25.00%)
UK defined benefit plan | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 31	$ 94
Plan asset allocation %	1.00%	4.00%
UK defined benefit plan | Quoted in an active market
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 2,652	$ 2,336
UK defined benefit plan | Quoted in an active market | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	(27)	104
UK defined benefit plan | Quoted in an active market | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	2,375	1,729
UK defined benefit plan | Quoted in an active market | Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	357	297
UK defined benefit plan | Quoted in an active market | Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	7
UK defined benefit plan | Quoted in an active market | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	9	19
UK defined benefit plan | Quoted in an active market | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	234	366
UK defined benefit plan | Quoted in an active market | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	310	367
UK defined benefit plan | Quoted in an active market | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	6	1
UK defined benefit plan | Quoted in an active market | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	97	90
UK defined benefit plan | Quoted in an active market | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	93	114
UK defined benefit plan | Quoted in an active market | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	61	64
UK defined benefit plan | Quoted in an active market | Investment funds - Real estate - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	4	6
UK defined benefit plan | Quoted in an active market | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	64	(280)
UK defined benefit plan | Quoted in an active market | Repurchase agreements
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	(947)	(612)
UK defined benefit plan | Quoted in an active market | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	15	66
UK defined benefit plan | Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	69	151
UK defined benefit plan | Other | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
UK defined benefit plan | Other | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
UK defined benefit plan | Other | Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
UK defined benefit plan | Other | Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
UK defined benefit plan | Other | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	3	3
UK defined benefit plan | Other | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
UK defined benefit plan | Other | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	38	90
UK defined benefit plan | Other | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
UK defined benefit plan | Other | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
UK defined benefit plan | Other | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
UK defined benefit plan | Other | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
UK defined benefit plan | Other | Investment funds - Real estate - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	12	31
UK defined benefit plan | Other | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
UK defined benefit plan | Other | Repurchase agreements
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
UK defined benefit plan | Other | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	16	27
US and German defined benefit plans
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 1,017	$ 1,039
Plan asset allocation %	100.00%	100.00%
US and German defined benefit plans | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 4	$ 7
Plan asset allocation %	0.00%	1.00%
US and German defined benefit plans | Equity securities - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 54	$ 55
Plan asset allocation %	5.00%	5.00%
US and German defined benefit plans | Equity securities - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 23	$ 24
Plan asset allocation %	2.00%	2.00%
US and German defined benefit plans | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 308	$ 359
Plan asset allocation %	30.00%	35.00%
US and German defined benefit plans | Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 3	$ 4
Plan asset allocation %	0.00%	0.00%
US and German defined benefit plans | Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 51	$ 74
Plan asset allocation %	5.00%	7.00%
US and German defined benefit plans | Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 2	$ 3
Plan asset allocation %	0.00%	0.00%
US and German defined benefit plans | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 25	$ 27
Plan asset allocation %	2.00%	3.00%
US and German defined benefit plans | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 43	$ 33
Plan asset allocation %	4.00%	3.00%
US and German defined benefit plans | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 271	$ 266
Plan asset allocation %	27.00%	26.00%
US and German defined benefit plans | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 172	$ 109
Plan asset allocation %	17.00%	10.00%
US and German defined benefit plans | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 4	$ 2
Plan asset allocation %	0.00%	0.00%
US and German defined benefit plans | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 6	$ 5
Plan asset allocation %	1.00%	0.00%
US and German defined benefit plans | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 9	$ 11
Plan asset allocation %	1.00%	1.00%
US and German defined benefit plans | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 49	$ 54
Plan asset allocation %	5.00%	5.00%
US and German defined benefit plans | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ (7)	$ 6
Plan asset allocation %	(1.00%)	1.00%
US and German defined benefit plans | Quoted in an active market
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 1,007	$ 1,027
US and German defined benefit plans | Quoted in an active market | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	4	7
US and German defined benefit plans | Quoted in an active market | Equity securities - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	54	55
US and German defined benefit plans | Quoted in an active market | Equity securities - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	23	24
US and German defined benefit plans | Quoted in an active market | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	308	359
US and German defined benefit plans | Quoted in an active market | Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	3	4
US and German defined benefit plans | Quoted in an active market | Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	51	74
US and German defined benefit plans | Quoted in an active market | Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	2	3
US and German defined benefit plans | Quoted in an active market | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	25	27
US and German defined benefit plans | Quoted in an active market | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	43	33
US and German defined benefit plans | Quoted in an active market | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	271	266
US and German defined benefit plans | Quoted in an active market | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	172	109
US and German defined benefit plans | Quoted in an active market | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	4	2
US and German defined benefit plans | Quoted in an active market | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	6	5
US and German defined benefit plans | Quoted in an active market | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
US and German defined benefit plans | Quoted in an active market | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	49	54
US and German defined benefit plans | Quoted in an active market | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	(8)	5
US and German defined benefit plans | Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	10	12
US and German defined benefit plans | Other | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
US and German defined benefit plans | Other | Equity securities - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
US and German defined benefit plans | Other | Equity securities - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
US and German defined benefit plans | Other | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
US and German defined benefit plans | Other | Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
US and German defined benefit plans | Other | Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
US and German defined benefit plans | Other | Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
US and German defined benefit plans | Other | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
US and German defined benefit plans | Other | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
US and German defined benefit plans | Other | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
US and German defined benefit plans | Other | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
US and German defined benefit plans | Other | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
US and German defined benefit plans | Other | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
US and German defined benefit plans | Other | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	9	11
US and German defined benefit plans | Other | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
US and German defined benefit plans | Other | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 1	$ 1